Investment in debt securities	6 Months Ended
Jun. 30, 2026
Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment in Debt Securities
8.	Investment in debt securities:

On February 16, 2026, the Company entered an investment in foreign-currency-denominated debt securities amounting to $588,135. On May 4, 2026, the Company received proceeds of $586,085 from the contractual redemption of this investment.

On July 17, 2025, the Company entered a four-year investment in debt securities amounting to $2,910,000. Interest income is earned on a semi-annual basis on the 20th day of January and July in each year starting from January 20, 2026.
On May 27, 2026, the Company entered a four-year investment in debt securities amounting to $606,250. Interest income is earned on a semi-annual basis on the 27th day of May and November in each year starting from November 27, 2026.
The Company’s held to maturity investments are comprised of corporate bonds with maturity of more than twelve months.The maturity schedule of the outstanding investments in debt securities as of June 30, 2026, is as follows:
Maturity date	Carrying amount
Due within 1 year	$—
Due in 1-5 years	3,534,605
Due in 5-10 years	—
Total	$3,534,605

As of December 31, 2025 and June 30, 2026, the investment in debt securities amounting to $2,918,353 and $3,534,605, respectively, is presented in ‘Investment in debt securities’ in the accompanying consolidated balance sheet. No allowance for credit losses was warranted on investments as of June 30, 2026.